SCHEDULE OF ACCRUED LIABILITIES (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Accrued compensation and related benefits	$ 65,746	$ 18,746	$ 18,746
Accrued interest	163,116	131,303	58,462
Accrued Liabilities	$ 228,862	$ 150,049	$ 77,208